20. Employees benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SummaryOfEmployeeBenefitsLineItems [Line Items]
Defined benefit obligation, beginning	R$ (5,138,445)	R$ (4,863,718)
Current service cost	(274,368)	(246,153)
Interest cost	(224,429)	(213,201)
Actuarial (gains)/losses recorded as other comprehensive income	(790,473)	(124,971)
Benefits paid	314,366	309,598
Defined benefit obligation, ending	(6,113,349)	(5,138,445)
G1 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Defined benefit obligation, beginning	(2,532,338)	(2,319,841)
Current service cost	(47,001)	(13,905)
Interest cost	(224,429)	(213,201)
Actuarial (gains)/losses recorded as other comprehensive income	(392,876)	(114,188)
Benefits paid	129,550	128,797
Defined benefit obligation, ending	(3,067,094)	(2,532,338)
G0 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Defined benefit obligation, beginning	(2,606,107)	(2,543,877)
Current service cost	(227,367)	(232,248)
Interest cost	0	0
Actuarial (gains)/losses recorded as other comprehensive income	(397,597)	(10,783)
Benefits paid	184,816	180,801
Defined benefit obligation, ending	R$ (3,046,255)	R$ (2,606,107)